Net revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Revenues
Gross billing	$ 3,440,863	$ 2,974,850	$ 2,138,786
Billing from products	3,330,975	2,898,210	2,074,203
Billing from freight and insurance services	109,888	76,640	64,583
Taxes on sales	(402,064)	(347,311)	(184,714)
Return of products sales	(4,809)	(5,429)	(3,143)
Net revenues	$ 3,033,990	$ 2,622,110	$ 1,950,929